Inventories	6 Months Ended
Jun. 30, 2018
Inventory Disclosure [Abstract]
Inventories:

4.       Inventories:

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2017	June 30, 2018
Lubricants	$7,604	$8,348
Bunkers	11,741	13,909
Total	$19,345	$22,257